Submission	Mar. 09, 2026
Submission [Line Items]
Central Index Key	0002081043
Registrant Name	AtaiBeckley Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A